INCOME TAX - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income tax expense	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Minimum percentage increase in ownership by 5% shareholders during a three-year testing period			50.00%		50.00%